REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
REVENUE AND COST OF SALES
Concentrate Sales	$ 41,993	$ 15,761
Provisional pricing adjustments	(2,560)	3,075
Total	$ 39,433	$ 18,836